DWS California Tax-Free Income Fund Expense Example, No Redemption - Class ACIS [Member] - DWS California Tax-Free Income Fund	Nov. 21, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 355
Expense Example, No Redemption, 3 Years	550
Expense Example, No Redemption, 5 Years	760
Expense Example, No Redemption, 10 Years	1,365
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	159
Expense Example, No Redemption, 3 Years	520
Expense Example, No Redemption, 5 Years	906
Expense Example, No Redemption, 10 Years	1,782
INST Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	57
Expense Example, No Redemption, 3 Years	210
Expense Example, No Redemption, 5 Years	376
Expense Example, No Redemption, 10 Years	857
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	57
Expense Example, No Redemption, 3 Years	216
Expense Example, No Redemption, 5 Years	389
Expense Example, No Redemption, 10 Years	$ 890